22. Share-based Compensation (Details - Non-vested options) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options [Member]
Shares
Granted (in shares)	65,000	287,000	325,300
Weighted Average Exercise Price Per Share
Granted (in dollars per share)	$ 3	$ 13	$ 4
Forfeited (in dollars per share)	$ 4	$ 10	$ 36
Options [Member] | Nonvested [Member]
Shares
Non-vested shares at beginning of year (in shares)	183,300	379,920	430,358
Granted (in shares)	65,000	287,000	325,300
Vested (in shares)	(70,050)	(87,285)	(100,663)
Forfeited (in shares)	(62,500)	(396,335)	(275,075)
Non-vested shares at end of year (in shares)	115,750	183,300	379,920
Weighted Average Exercise Price Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 8	$ 9	$ 46
Granted (in dollars per share)	3	13	4
Vested (in dollars per share)	17	25	43
Forfeited (in dollars per share)	4	13	48
Non-vested shares at end of year (in dollars per share)	$ 11	$ 8	$ 9
Restricted Stock [Member] | Nonvested [Member]
Shares
Non-vested shares at beginning of year (in shares)	1,250	1,313	4,750
Granted (in shares)	107,000	663,460	0
Vested (in shares)	(108,250)	(663,273)	(2,187)
Forfeited (in shares)	0	(250)	(1,250)
Non-vested shares at end of year (in shares)	0	1,250	1,313
Weighted Average Grant Date Fair Value Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 185	$ 264	$ 178
Granted (in dollars per share)	3	1
Vested (in dollars per share)	5	1	128
Forfeited (in dollars per share)		185	177
Non-vested shares at end of year (in dollars per share)		$ 185	$ 264